REPORTING ENTITY	12 Months Ended
Dec. 31, 2022
Disclosure of consolidated and separate financial statements explanatory [abstract]
REPORTING ENTITY

NOTE 1 – REPORTING ENTITY

Grupo Aval Acciones y Valores S.A. (hereinafter the “The Group” or “Grupo Aval”) was established under Colombian law in January 7, 1994, with its main offices and business address registered in Bogotá, D.C., Colombia. The corporate purpose of Grupo Aval is the purchase and sale of securities issued by financial and commercial entities. Grupo Aval is the majority shareholder of Banco de Bogotá S.A., Banco de Occidente S.A., Banco Popular S.A. and Banco Comercial AV Villas S.A., entities whose main purpose is to perform all transactions, operations and services inherent to the banking business, pursuant to applicable laws and regulations. Furthermore, through its direct and indirect investments in Corporación Financiera Colombiana S.A. (“Corficolombiana”) and in Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (“Porvenir”), Grupo Aval also engages in investment banking activities, in the non-financial sector and manages pensions and severance funds in Colombia.

In performing  its activities and pursuant to the corporate bylaws, Grupo Aval may (i) promote the creation of all types of companies relating to its corporate purpose; (ii) represent individuals and companies involved in similar or complementary activities; (iii) grant or receive loans with or without interest; (iv) submit its properties as collateral; (v) issue, endorse, acquire, protest, cancel, or pay bills of exchange, checks, promissory notes or any other type of financial instruments, accept or submit them as payment; (vi) acquire, sell, tax, lease or manage any kind of  assets; (vii) subscribe or acquire any kind of investments and sell or otherwise dispose of them; (viii) acquire and sell shares in companies that purse similar or complementary corporate interests ; (ix) render services in areas relating to its activities, experience and knowledge; and (x) carry out or participate, in acts and contracts relating to the aforementioned activities, enabling the exercise of rights and compliance of the obligations of The Group.

The duration of Grupo Aval set forth under the bylaws is until May 24, 2044, but the Company may be dissolved before such term expires, or it may be extended by free decision of Grupo Aval shareholders meeting.

When preparing its consolidated financial statements, Grupo Aval Acciones y Valores S.A., directly consolidates the following entities:

Banco de Bogotá S.A.

Banco de Bogotá S.A., in which Grupo Aval holds 68.93% of the voting rights and 68.93% of the ownership interest as of December 31, 2022; was established as a bank on November 15, 1870. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Bogotá is to participate and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2022:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.47%
Almaviva S.A.	Logistics services.	Bogotá, Colombia	95.81%	66.04%
Megalínea S.A.	Technical and administrative services	Bogotá, Colombia	94.90%	65.41%
Main international direct subsidiaries (*)
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.93%
Multi Financial Holding (**)	Holding company of Multi Financial Group Inc. (MFG)	Panamá, Republic of Panamá	100%	68.93%

(*) Discontinued operations of BAC Holding Corp. (BAC Holding) (see note 1.1.)

(**)      During September 2021, as part of the strategic reorganization that Banco de Bogotá and its subsidiaries have been carrying out, y transferring the control of MFG to Banco de Bogotá, through a new holding company established in Panama named Multi Financial Holding (MFH), whose only shareholder is Banco de Bogotá with a 100% stake. MFH received a 99.57% interest in MFG, becoming its direct parent. This transaction had no effect on the consolidated financial statements.

Banco de Occidente S.A.

Banco de Occidente S.A., in which Grupo Aval holds 72.27% of the voting rights and 72.27% of the ownership interest  as of December 31, 2022; was established as a banking entity on April 30, 1965. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Occidente is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2022:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.86%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S. A.

Banco Popular S. A., in which Grupo Aval holds 93.74% of the voting rights and 93.74% of the ownership interest as of December 31, 2022; was established as a banking entity on July 5, 1950. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. Its commercial purpose is to participate in and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2022:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%

Banco Comercial AV Villas S. A.

Banco Comercial AV Villas S. A., in which Grupo Aval holds 80.39% of the voting rights and 79.87% of the ownership interest as of December 31, 2022; was incorporated as a banking entity on October 24, 1972. It was authorized to operate under the terms of the renewal resolution No. 3352 dated August 21, 1992 issued by the Superintendency of Finance. The commercial purpose of Banco AV Villas is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements imposed by Colombian laws and regulations.

The following table presents the details of Banco AV Villas’ subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2022:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance	Bogotá, Colombia	100%	78.93%

Corporación Financiera Colombiana S.A. – Corficolombiana S.A.

Corficolombiana S.A., in which Grupo Aval and its subsidiaries own 55.73% of the aggregate voting rights and Grupo Aval has 40.53% of the ownership interest as of December 31, 2022 is a merchant bank authorized to operate by the Superintendency of Finance by the resolution of October 18, 1961. Corficolombiana´s core business is the active management of an equity portfolio through controlling and non-controlling investments in key strategic sectors that including infrastructure, energy and gas, agribusiness and hotels.

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2022:

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	20.62%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	40.53%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Oriente S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	100%	40.53%

Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.

Porvenir S.A., in which Grupo Aval and its subsidiaries own 100% of the aggregate voting rights and Grupo Aval has an economic interest of 75.76% as of December 31, 2022, was established by Public Deed No. 5307 of Notary 23 of Bogotá on October 23 of 1991, it has an operating permit granted by the Financial Superintendence of Colombia through Resolution number 3970 of October 30, 1991; Porvenir is an administrator of pension and severance funds authorized by law.

The following table presents the details of Porvenir’ subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2022:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Aportes en Línea S.A.	Technical and administrative services.	Bogotá, Colombia	100%	75.18%

Grupo Aval Limited

Grupo Aval Limited is a 100% owned subsidiary of Grupo Aval in Cayman Islands. It was established on December 29, 2011. Grupo Aval Limited is a limited liability company registered with the Assistant of the Registrar of Companies of Cayman Islands under registry number MC-265169, with its Main Office located in Ugland House, South Church Street, George Town, Grand Cayman KY1-1104. It was constituted as a special purpose vehicle for issuing foreign debt. Likewise, the company may, as part of its corporate purpose, develop any business activity within the framework of the law.

Legal and regulatory restrictions

Grupo Aval and its Colombian subsidiaries are subject to the following restrictions to transfer profits or perform transactions, in accordance with the legal requirements in Colombia:

●	Before distributing any dividends to their shareholders, the companies should assign 10% of their profits to a legal reserve until the reserve equals 50% of paid-in capital.
●	The subsidiaries of Grupo Aval that operate in the financial sector in Colombia may not grant loans to a counterpart that exceed 10% of their regulatory capital if the loan is unsecured or 25% if it is granted with an acceptable security or third party guarantee, as per Superintendency of Finance rules. There is an exception to this rule that extends the maximum quota up to 25% (without guarantee) when it comes to loans to fourth generation roads “4G” infrastructure projects. These same limits apply to companies which are not part of Grupo Aval.
●	Pursuant to article 2.1.2.1.8 of Decree 2555 of 2010, banks in Colombia have a lending limit of 30% of their regulatory capital with respect to loans granted to financial entities. These same limits apply all financial entities.

Foreign subsidiaries of Grupo Aval do not have any restriction to transfer dividends to the parent company. Lending operations in general have restrictions similar to those of banks in Colombia, as described above.

Grupo Aval and its subsidiaries do not have significant restrictions on their ability to access or use their assets and settle their liabilities other than those resulting from the supervisory frameworks within which subsidiaries of the financial sector operate. The supervisory frameworks require subsidiaries of the financial sector to keep certain levels of regulatory capital (see note 4.4) and liquid assets (see note 4.3), limit their exposure to other parts of Grupo Aval and its subsidiaries and comply with other ratios.

NOTE 1.1 DISCONTINUED OPERATIONS OF BAC HOLDING

On March 31, 2022, a 75% equity interest in BAC Holding was spun off. As a result of the spin-off, Banco de Bogotá lost control of BAC Holding, retaining a 25% equity interest recognized as an investment in associates. On December 6, 2022, Banco de Bogotá agreed to sell its 25% equity interest in the outstanding shares of BAC Holding, under a tender offer extended by a related party on October 18, 2022. Afterwards, the Tender Offer was oversubscribed 1.20x, and as a result, Banco de Bogotá sold and transferred 20.89% of its equity interests to the related party on December 19, 2022. The remaining 4.11% ceased to be an investment in associate and was recognized as a financial asset at fair value with changes in OCI (FVOCI).

A)	SPIN-OFF BAC Holding International Corp. (BAC Holding)

In March 2022, Grupo Aval completed the spin-off process that resulted in the loss of control of BAC Holding, through the subsidiary Banco de Bogotá, which at the time had a 100% of the ownership interest in BAC Holding, spinning off 75% of its shares in favor of Banco de Bogota´s shareholders and subsequently to Grupo Aval´s shareholders.

The following are the impacts on assets, liabilities and equity recognized in the Consolidated Financial Statements as a result of BAC Holding´s spin-off as of March 31, 2022:

Spin-off		Value

Total assets	Ps.	111,185,832
Total liabilities		98,305,772
Non-controlling interest		1,961
BAC Holding´s equity as of March 31, 2022	Ps.	12,878,099
Spin-off percentage		75.00%
Spin-off amount	Ps.	9,658,574
Percentage of Grupo Aval over BAC Holding		68.74%
Effect of the spin-off on owners of the parent	Ps.	(6,638,961)
Effect of the spin-off on non-controlling interest	Ps.	(3,019,613)

The following is the effect of the realization of Other Comprehensive Income a result of the loss of control of the subsidiary BAC Holding as of March 31, 2022:

Other Comprehensive Income items which were reclassified to profit or loss		Value
Hedged items	Ps.	6,551,200
Hedging derivative instruments		(4,013,210)
Hedging non-derivative instruments		(2,761,143)
Foreign currency translation differences from unhedged foreign operations		(1,267,033)
Unrealized gains on debt securities at FVOCI		98,947
Income tax expense		2,443,861
Total reclassifications of Other Comprehensive Income to profit or loss	Ps.	1,052,622
Grupo Aval´s ownership over BAC Holding		68.74%
Attributable to owners of the parent	Ps.	723,535
Attributable to non-controlling interest	Ps.	329,087

Total reclassifications of Other Comprehensive Income to retained earnings	Ps.	(7,735)
Grupo Aval´s ownership over BAC Holding		68.74%
Attributable to owners of the parent	Ps.	(5,317)
Attributable to non-controlling interest	Ps.	(2,418)

The following are BAC Holding´s assets and liabilities which were derecognized at their carrying values as a result of the spin off as of March 31, 2022:

Assets
Cash and cash equivalents	Ps.	17,570,390
Trading assets		158,850
Investment securities		14,286,296
Loans, net		69,778,334
Other accounts receivable, net		915,840
Non-current assets held for sale		63,957
Tangible assets		1,899,743
Goodwill		5,902,410
Other Intangibles		196,106
Income tax assets		227,872
Other assets		186,034
Total assets	Ps.	111,185,832

Liabilities and equity
Liabilities
Trading liabilities	Ps.	904
Customer deposits		83,778,961
Financial obligations		10,938,587
Provisions		39,670
Income tax liabilities		481,239
Employee benefits		246,186
Other liabilities		2,820,225
Total liabilities	Ps.	98,305,772

Owners of the parent:
Equity attributable to owners of the parent		12,878,099
Non-controlling interest		1,961
Total equity		12,880,060
Total liabilities and equity	Ps.	111,185,832

Income Statement of discontinued operations

The following is discontinued operations Income Statement for the three-month period ended March 31 2022:

		From January 1, to March 31,
		2022
Interest income calculated using the effective interest method
Loan portfolio	Ps.	1,684,995
Investments in debt securities		164,424
Total interest income		1,849,419

Interest expense
Deposits
Checking accounts		(47,739)
Savings accounts		(53,608)
Time deposits		(324,670)
		(426,017)
Financial obligations
Interbank borrowings and overnight funds		(253)
Borrowings from banks and others		(66,621)
Bonds issued		(61,195)
		(128,069)
Net interest income		1,295,333

Impairment losses on financial assets
Loans and other accounts receivable		(264,926)
Other financial assets		(2,850)
Net impairment loss on financial assets		(267,776)
Net interest income, after impairment losses		1,027,557

Income from commissions and fees		753,523
Expenses from commissions and fees		(30,396)
Net income from commissions and fees		723,127

Net trading income		953
Other income		291,413
Other expenses		(1,274,056)

Net income before tax expense		768,994
Income tax expense		(224,104)
Net income from discontinued operations	Ps.	544,890

Net reclassifications of Other Comprehensive Income	Ps.	1,052,622

Net income from discontinued operations, net of tax	Ps.	1,597,512

Net income for the year attributable to:
Owners of the parent	Ps.	1,098,073
Non-controlling interests		499,439
Net income from discontinued operations, net of tax	Ps.	1,597,512
Net income per share basic and diluted (in Colombian pesos, see note 25.3 "Earnings per share").	Ps.	47.45

Cash Flows of spin-off

The following is the detail of the Cash Flow of discontinued operations from January 1 to March 31, 2022:

		March 31,
		2022

Net gain discontinued operations, net of taxes	Ps.	(1,597,512)

Reconciliation of net income before taxes and net cash provided by operating activities:
Effect of realization OCI to income	Ps.	1,052,622
BAC Holding Corp's participation in results		544,890
Net cash provided by operating activities	Ps.	-

Cash flows from investing activities:
Loss of control in subsidiary	Ps.	(17,570,390)

Net cash by investing activities	Ps.	(17,570,390)

Decrease in cash and cash equivalents	Ps.	(1,393,602)

Decrease in cash and cash equivalents		(18,963,992)
Cash and cash equivalents at beginning of year	Ps.	18,963,992
Cash and cash equivalents at end of year	Ps.	-

B) SALE OF BAC HOLDING

Upon completion of the 75% spin-off, BAC Holding was recognized as an investment in associates with a 25% interest and it continued to represent a geographical segment that generated significant income for the Bank through its equity participation, in the geographic area of Central America, in which said entity operates.

On December 14, 2022, the Colombian Stock Exchange communicated to the market the results of the Public Offer for Acquisition (OPA was carried out by a related party controlled by the ultimate beneficial owner of the Group - see note 34) – BAC Holding´s of ordinary shares, stating the acceptance of a total of 10,805,045,633 shares at a price per share of Ps. 293 pesos. As a result of this transaction, Banco de Bogotá sold 9,030,424,454 shares for a value of Ps. 2,645,914, maintaining a 4.11% stake in BAC Holding.

The aforementioned transaction was partially financed by the Group through a loan to the acquiring entity (see note 34).

The following are the details of the transaction:

Disposal of BAC Holding		Value
BAC shares before the sale		10,805,047,272

Investment carrying amount as of April 1, (The fair value of the retained interest).	Ps.	3,356,952
Equity method
Share of profit of equity accounted investees, net of tax		251,660
Other Comprehensive Income, investments in associates		(15,364)
Other Comprehensive Income, foreign currency translation differences from hedged		930,900
Other Comprehensive Income, cumulative translation adjustment of the investments		1,439
Derecognition of BAC Holding as an investment in associate	Ps.	4,525,587

Effects on the Income Statement for the period		Value
Derecognition of BAC Holding as an investment in associate	Ps.	(4,525,587)
Recognition of retained interest		519,964
Consideration received		2,645,914

Amount reclassified to discontinued operations as a Share of profit of equity accounted investees, net of tax	Ps.	251,660
Other Comprehensive Income items are reclassified to the Income Statement
Net gain (loss) on hedges of net investments in foreign operations:
Foreign currency translation differences from hedged		930,900
Non-derivative hedging instrument		(900,454)
Foreign currency translation differences from unhedged foreign operations		30,446
Equity method		(15,364)
Cumulative translation adjustment of the investments		1,439
Deferred tax		360,182
Total Other Comprehensive Income reclassifications to the Income Statement	Ps.	376,703
Grupo Aval´s ownership over BAC Holding		68.93%
Attributable to owners of the parent	Ps.	259,644
Attributable to non-controlling interest	Ps.	117,059
Total Other Comprehensive Income reclassifications to the Income Statement		376,703

Loss from discontinued operations	Ps.	(731,346)

Cash Flows of sale

		December 31,
		2022

Net income from discontinued operations	Ps.	(731,346)
Effect of realization OCI to income		(376,703)
Net income net, tax expense	Ps.	(1,108,049)

Changes in operating assets and liabilities		1,108,049
Net cash provided by operating activities		-
Net cash provided by investing activities		2,645,914
Net cash used by financing activities		-
Effect of foreign currency changes on cash and equivalents		-

Increase in cash and cash equivalents		2,645,914

Cash and cash equivalents at beginning of period	Ps.	-
Cash and cash equivalents at end of period	Ps.	2,645,914

Summary discontinued operations during the year 2022 BAC Holding Corp. (BAC Holding)

		Spin-off		Sale		Net
		From January 1, to March 31,		December		December
		2022		2022		2022
Interest income calculated using the effective interest method
Loan portfolio	Ps.	1,684,995	Ps.	—	Ps.	1,684,995
Investments in debt securities		164,424		—		164,424
Total interest income		1,849,419		—		1,849,419

Interest expense
Deposits
Checking accounts		(47,739)		—		(47,739)
Savings accounts		(53,608)		—		(53,608)
Time deposits		(324,670)		—		(324,670)
		(426,017)		—		(426,017)
Financial obligations
Interbank borrowings and overnight funds		(253)		—		(253)
Borrowings from banks and others		(66,621)		—		(66,621)
Bonds issued		(61,195)		—		(61,195)
		(128,069)		—		(128,069)
Net interest income		1,295,333		—		1,295,333

Impairment (losses) recoveries on financial assets
Loans and other accounts receivable		(264,926)		—		(264,926)
Other financial assets		(2,850)		—		(2,850)
Net impairment loss on financial assets		(267,776)		—		(267,776)
Net interest income, after impairment losses		1,027,557		—		1,027,557

Income from commissions and fees		753,523		—		753,523
Expenses from commissions and fees		(30,396)		—		(30,396)
Net income from commissions and fees		723,127		—		723,127

Net trading income		953		—		953
Other income		291,413		251,660		543,073
Other expenses		(1,274,056)		(1,359,709)		(2,633,765)

Net income (loss) before tax expense		768,994		(1,108,049)		(339,055)
Income tax expense		(224,104)		—		(224,104)
Net income (loss) from discontinued operations	Ps.	544,890	Ps.	(1,108,049)	Ps.	(563,159)

Net reclassifications of Other Comprehensive Income	Ps.	1,052,622	Ps.	376,703	Ps.	1,429,325

Net income (loss) from discontinued operations, net of tax	Ps.	1,597,512	Ps.	(731,346)	Ps.	866,166

Net income (loss) for the year attributable to:
Owners of the parent	Ps.	1,098,073	Ps.	(504,083)	Ps.	593,990
Non-controlling interests		499,439		(227,262)		272,177
Net income (loss) from discontinued operations, net of tax	Ps.	1,597,512	Ps.	(731,346)	Ps.	866,166
Net income per share basic and diluted (in Colombian pesos, see note 25.3 "Earnings per share").	Ps.	47.45	Ps.	(21.78)	Ps.	25.67

Impact on the cash flow report:

The impacts on cash flow for the periods ended are detailed below:

		December 31,		December 31,		December 31,
		2022		2021		2020

Net gain discontinued operations, net of taxes	Ps.	(866,166)	Ps.	(1,118,556)	Ps.	(790,340)

Reconciliation of net income before taxes and net cash provided by operating activities:
Effect of realization OCI to income	Ps.	1,429,325		-		-
BAC Holding Corp's participation in results		796,550		1,118,556		790,340
Loss on sale of investment and recognition of retained interest		(1,359,709)		-		-

Net cash provided by operating activities	Ps.	-	Ps.	-	Ps.	-

Cash flows from investing activities:

Loss of control in subsidiary	Ps.	(17,570,390)	Ps.	(18,963,992)	Ps.	(18,125,394)
Proceeds from sale of investments in associates		2,645,914		-		-
Net cash by investing activities	Ps.	(14,924,476)	Ps.	(18,963,992)	Ps.	(18,125,394)

Decrease in cash and cash equivalents	Ps.	(1,393,602)	Ps.	838,598	Ps.	6,145,499

Decrease in cash and cash equivalents		(16,318,078)		(18,125,394)		(11,979,895)
Cash and cash equivalents at beginning of year	Ps.	18,963,992	Ps.	18,125,394	Ps.	11,979,895
Cash and cash equivalents at end of year	Ps.	2,645,914	Ps.	-	Ps.	-

Summary of discontinued operations for years 2021 and 2020 BAC Holding Corp. (BAC Holding)

For comparative purposes, the effects of the BAC Holding´s discontinued operations are presented for the periods ended December 31, 2021, and 2020.

		2021		2020
Interest income calculated using the effective interest method
Loan portfolio	Ps.	6,233,586	Ps.	6,488,964
Investments in debt securities		622,523		517,728
Total interest income		6,856,109		7,006,692

Interest expense
Deposits
Checking accounts		(198,878)		(216,100)
Savings accounts		(191,386)		(175,403)
Time deposits		(1,368,614)		(1,489,874)
		(1,758,878)		(1,881,377)
Financial obligations
Interbank borrowings and overnight funds		(23,324)		(3,579)
Borrowings from banks and others		(229,607)		(391,476)
Bonds issued		(246,018)		(184,187)
		(498,949)		(579,242)
Net interest income		4,598,282		4,546,073

Impairment (losses) recoveries on financial assets
Loans and other accounts receivable		(1,307,761)		(1,675,097)
Other financial assets		(15,559)		(57,931)
Recovery of charged-off financial assets		9,314		—
Net impairment loss on financial assets		(1,314,006)		(1,733,028)
Net interest income, after impairment losses		3,284,276		2,813,045

Income from commissions and fees		2,657,273		2,388,658
Expenses from commissions and fees		(110,032)		(106,763)
Net income from commissions and fees		2,547,241		2,281,895

Net trading income		26,435		7,282
Other income		904,367		859,711
Other expenses		(4,606,640)		(4,328,520)

Net income before tax expense		2,155,679		1,633,413
Income tax expense		(528,367)		(483,601)
Net income from discontinued operations, net of tax	Ps.	1,627,312	Ps.	1,149,812

Net income for the year attributable to:
Owners of the parent	Ps.	1,118,556	Ps.	790,340
Non-controlling interests		508,756		359,472
Net income from discontinued operations, net of tax	Ps.	1,627,312	Ps.	1,149,812
Net income per share basic and diluted (in Colombian pesos, see note 25.3 "Earnings per share").	Ps.	50.20	Ps.	35.47